Intangible Asset (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization Expense	$ 1,050		$ 1,400